Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of June 30, 2021		As of December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$294,418	$294,418	$65,663	$65,663
ZIM notes	$—	$—	$43,559	$43,559
HMM notes	$5,961	$5,961	$19,328	$19,328
Equity participation ZIM	$367,840	$367,840	$75	n/a*
Long-term debt, including current portion	$1,165,886	$1,165,886	$1,368,100	$1,368,100

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2021:

	Fair Value Measurements as of June 30, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
HMM notes(1)	$5,961	$—	$5,961	$—
Equity participation ZIM	$367,840	$367,840	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of June 30, 2021:

	Fair Value Measurements as of June 30, 2021
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Long-term debt, including current portion(2)	$1,165,886	$—	$1,165,886	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2020:

	Fair Value Measurements as of December 31, 2020
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
ZIM notes(1)	$43,559	$—	$43,559	$—
HMM notes(1)	$19,328	$—	$19,328	$—

9     Financial Instruments (Continued)

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2020:

	Fair Value Measurements as of December 31, 2020
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Long-term debt, including current portion(2)	$1,368,100	$—	$1,368,100	$—
(1)	The fair value is estimated based on a weighted combination of (1) a yield-to-maturity analysis based on a quoted (non-binding) price from a third party broker, (2) a yield-to-maturity analysis of a similar bond(s) in an active market, (3) the available market data for yield-to-maturity for the corporate bonds, if available and (4) if applicable, redemption information announced by the issuer of the security.
(2)	Long-term debt, including current portion is presented gross of deferred finance costs of $32.5 million and $25.1 million as of June 30, 2021 and December 31, 2020, respectively. The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, as well as taking into account its increased credit risk and does not include amounts related to the accumulated accrued interest.